SCHEDULE OF RELATIONSHIP OF RELATED PARTIES (Details)	12 Months Ended
Jun. 30, 2021
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen and Caiyuan He [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Relatives of Mr. Silong Chen
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Equity investee -10% of the ownership
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Equity Investee - 13% of the ownership
Guangdong Dogness Biotechnology Co., Ltd., [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Relate to one of the Company’s shareholders
Guangdong Dogness Technology Co., Ltd. (“Dogness Technology”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen